Transactions with Affiliates (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Summary of purchase and sales transactions of products and services
The following table summarizes these related party transactions for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Sales to WPX	$28,026	$—	$—
Purchases from WPX (1)	$329,525	$—	$—
Sales to SemGroup	$1,114	$606	$3,866
Purchases from SemGroup	$4,395	$5,034	$12,254
Sales to entities affiliated with management	$21,385	$268	$290
Purchases from entities affiliated with management	$4,382	$3,870	$15,209
Sales to equity method investees	$—	$294	$692
Purchases from equity method investees	$—	$66,820	$121,336

(1)
Amount primarily relates to purchases of crude oil under the definitive agreement we signed with WPX, as discussed further below.

Schedule of accounts receivable from affiliates
Accounts receivable from affiliates consist of the following at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Receivables from NGL Energy Holdings LLC	$7,277	$4,693
Receivables from WPX	5,185	—
Receivables from SemGroup	71	49
Receivables from entities affiliated with management	334	24
Receivables from equity method investees	—	6
Total	$12,867	$4,772

Schedule of accounts payable to affiliates
Accounts payable to affiliates consist of the following at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Payables to WPX	$27,844	$—
Payables to entities affiliated with management	625	1,246
Payables to equity method investees	—	8
Total	$28,469	$1,254

Schedule of capital expenditures	The allocation of the consideration was as follows (in thousands):

Current assets	$276
Property, plant and equipment	1,366
Intangible assets (customer relationships)	4,782
Fair value of net assets acquired	$6,424